Depreciation, amortisation and impairment costs	12 Months Ended
Dec. 31, 2023
Depreciation Amortisation And Impairment Costs [Abstract]
Depreciation, amortisation and impairment costs	4 Depreciation, amortisation and impairment costs

	2023 £m	2022 £m	2021 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	23,232	317	333
– amortisation and impairment of computer software	125	142	129
– impairment of goodwill	4,614	—	57
Property, plant and equipment - depreciation and impairment	643	846	557
	28,614	1,305	1,076
Enumerated below are movements in costs that have impacted depreciation, amortisation and impairment in 2023, 2022 and 2021.
These include changes in the Group's underlying business performance, as well as impact of adjusting items, as defined in note 1.
Intangibles – amortisation and impairment of trademarks and similar intangibles
Acquisitions in previous years have resulted in the capitalisation of trademarks and similar intangibles, including those which are amortised over their expected useful lives, which do not exceed 20 years. As mentioned in note 12, the amortisation and impairment of these acquired trademarks and similar intangibles are charged to the income statement of which the adjusting element is
£23,202 million (2022: £288 million; 2021: £306 million). In 2022, included under amortisation and impairment of trademarks and similar intangibles is a £3 million gain (2021: £nil million) related to a trademark disposal, which has been treated as adjusting.
Impairment of goodwill
The impairment of goodwill is charged to the income statement as adjusting.
During 2023, the Group impaired £4,614 million of goodwill in the U.S., South Africa and Peru, as explained in note 12(b).
During 2022, the Group made no impairments of goodwill.
During 2021, the Group impaired £3 million of goodwill held in Myanmar as a result of the decision to cease activities in the market.
The Group also recognised a goodwill impairment charge of £54 million in 2021 due to continued difficult trading conditions in Peru as a consequence of the COVID-19 pandemic.
Property, plant and equipment – depreciation and impairment
The following items are included within depreciation and impairment of property, plant and equipment:
–Restructuring and integration related depreciation and impairment costs were a net charge of £39 million (2022: £220 million net cost;
2021: £11 million net credit) comprising an impairment of £46 million for machinery in Reynolds due to the adverse impact from macro-
economic headwinds and industry volume declines in the U.S., as explained in note 12(b)(iv). This was partially offset by depreciation and impairment costs and reversals resulting from obsolete machines in relation to downsizing and factory rationalisation. These were treated as adjusting, as mentioned in note 7; and
–Gains and losses recognised on disposal of property, plant and equipment.